Supplemental information on statement of cash flows	6 Months Ended
Jun. 30, 2021
Supplemental Information On Statement Of Cash Flows [Abstract]
Supplemental information on statement of cash flows

31.	Supplemental information on statement of cash flows

	Jan-Jun/2021	Jan-Jun/2020
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	386	464
Capital expenditures and financing activities not involving cash
Lease	1,094	1,105
Provision/(reversals) for decommissioning costs	(1)	12
Use of deferred tax and judicial deposit for the payment of contingency	-	1